FINANCIAL INSTRUMENTS BY CATEGORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS BY CATEGORY
Financial liabilities		$ 290,368
Other financial liabilities
FINANCIAL INSTRUMENTS BY CATEGORY
Financial liabilities	$ 49,595	21,282
Other financial liabilities | Trade payables
FINANCIAL INSTRUMENTS BY CATEGORY
Financial liabilities	14,348	13,098
Other financial liabilities | Financial liabilities included in other payables and accruals
FINANCIAL INSTRUMENTS BY CATEGORY
Financial liabilities	4,890	3,877
Other financial liabilities | Interest-bearing bank and other borrowings
FINANCIAL INSTRUMENTS BY CATEGORY
Financial liabilities	30,357	4,307
Financial liabilities at FVTPL
FINANCIAL INSTRUMENTS BY CATEGORY
Financial liabilities		290,368
Financial assets at FVTPL
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	7	21,287
Financial assets at FVTPL | Wealth management product
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	7	21,287
Other financial assets
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	126,319	45,343
Other financial assets | Financial assets included in prepayments, other receivables and other assets
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	2,978	2,585
Other financial assets | Cash and cash equivalents
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	91,492	$ 42,758
Other financial assets | Short-term investments at amortized cost
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	7,000
Other financial assets | Long-term investments at amortized cost
FINANCIAL INSTRUMENTS BY CATEGORY
Financial assets	$ 24,849